
Fund B Statement of Net Assets - Unaudited
October 4, 1995
                                                     Percent of         Number of           Market
                                                     Net Assets          Shares             Value
                                                     ----------         ---------          -------
INVESTMENTS
Common Stocks:
Aerospace:                                               0.9%
        McDonnell Douglas Corporation                                       900             70,200

Banking and Insurance:                                  10.4%
        AllState Corp.                                                      741            126,224
        American General Corp.                                            2,900            149,625
        Aon Corp.                                                         1,000            132,563
        Bank of Boston Corp.                                              2,100            139,875
        Bank of New York Inc.                                             3,000            100,800
        Chase Manhattan Corp.                                             2,100             42,375
        Cigna Corp.                                                       1,400            106,213
        First Chicago Corp.                                               1,800             25,009
                                                                                           -------
                                                                                           822,684

Chemicals:                                               2.7%
        Du Pont E I De Nemours & Co.                                      1,600            113,900
        Olin Corp.                                                        1,700            104,200
                                                                                           -------
                                                                                           218,100

Consumer Products and Services:                          3.8%
        Omnicom Group Inc.                                                  500            270,399
        Philip Morris Co. Inc.                                            3,200             32,375
                                                                                           -------
                                                                                           302,774

Drug and Hospital Supplies:                              8.0%
        Baxter Intl Inc.                                                  3,200            106,200
        Bristol Myers Squibb Co.                                          1,500            206,624
        Lilly (Eli) & Co.                                                   800             73,400
        Schering-Plough Corp.                                             3,800            114,375
        Upjohn Co.                                                        2,400            132,400
                                                                                           -------
                                                                                           632,999

Electrical and Electronics:                              5.1%
        Arrow Electrics Inc. *                                            1,400             51,000
        General Electric Co.                                              3,800            241,774
        Teradyne Inc. *                                                   1,600             71,050
        Texas Instruments Inc.                                              300             21,975
                                                                                           -------
                                                                                           385,799

Entertainment:                                           1.4%
        Mirage Resorts Inc. *                                             3,500            107,188

Financial Services:                                      1.7%
        Household Intl Inc.                                               2,200            135,575

Food and Beverage:                                       8.2%
        Coca Cola Co.                                                     1,600             56,200
        CPC Intl Inc.                                                       500            133,599
        Heinz H.J. Co.                                                    1,300            100,598
        IBP Inc.                                                          2,900            151,525
        RJR Nabisco Holding Corp.                                         3,060             60,938
        Safeway Inc. *                                                    3,200             33,375
        Universal Foods Corp.                                             1,600            114,600
                                                                                           -------
                                                                                           650,835

Industrial:                                              1.3%
        TRW Inc.                                                          1,400            101,325

Machinery and Engineering:                               2.4%
        Illinois Tool Works Inc.                                          1,400            108,538
        Novellus Systems Inc.                                             1,900             78,575
                                                                                           -------
                                                                                           187,113

                                                      Percent of        Number of          Market
                                                      Net Assets         Shares            Value
                                                      ----------        ---------         --------
Metals and Mining:                                       1.9%
        Cleveland-Cliffs Inc.                                               900            114,074
        Phelps Dodge Corp.                                                1,800             36,000
                                                                                           -------
                                                                                           150,074

Miscellaneous:
        Mallinckrodt Inc.                                                 1,400             54,600

Motor Vehicles and Equipment:                            2.1%
        Eaton Corp.                                                       1,800             73,600
        Navistar Intl Corp. *                                             6,400             92,475
                                                                                           -------
                                                                                           166,075

Office and Business Equipment and Services:              9.3%
        Broderbund Software Inc.                                          1,200             62,200
        Cadence Design Systems Inc. *                                     2,300            139,125
        Computer Associates Intl Inc.                                       600            135,613
        IBM                                                               2,200            206,250
        Micron Technology Inc.                                            1,900             22,500
        Reynolds & Reynolds Co.                                           4,200             85,100
        Seagate Technology *                                              1,600             85,200
                                                                                           -------
                                                                                           735,988

Paper:                                                   2.7%
        Federal Paper Board Co.                                           3,300             16,688
        Stone Container Corp.                                             4,200             75,600
        Union Camp Corp.                                                    300            124,988
                                                                                           -------
                                                                                           217,276

Petroleum and Petroleum Related:                        10.6%
        Atlantic Richfield Co.                                              500             63,200
        Exxon Corp.                                                       2,700            137,775
        Halliburton Co.                                                   1,700             78,625
        Lyondell Petrochemical Co.                                        2,500            172,975
        Mobil Corp.                                                       1,700             60,938
        Occidental Petroleum Corp.                                        3,700             71,400
        Royal Dutch Petroleum Co.                                         1,100            198,450
        Williams Companies Inc.                                           1,600             53,438
                                                                                           -------
                                                                                           836,801

Printing and Publishing:                                 0.3%
        New York Times Co.                                                1,000             27,250

Public Utilities:                                        4.6%
        Baltimore Gas & Electric Co.                                      3,400             85,000
        Consolidated Edison Co.                                           2,600             59,800
        General Public Utilities Corp.                                    1,600             50,600
        Ohio Edison Co.                                                   2,600             79,950
        SCE Corp.                                                         5,000             88,400
                                                                                           -------
                                                                                           363,750


Retail:                                                  3.5%
        Kroger Co. *                                                      2,400             85,500
        Sears, Roebuck & Co.                                                800             68,400
        Staples Inc. *                                                      450             12,094
        Waban Inc. *                                                      3,800             28,300
        Wal-Mart Stores                                                   3,600             80,100
                                                                                           -------
                                                                                           274,394

Securities Dealers
        Dean Witter Discover & Co.                                          800             43,200

Shoes
        Nike Inc.                                                         1,000            111,750




                                                      Percent of        Number of          Market
                                                      Net Assets         Shares            Value
                                                      ----------        ---------         --------
Soaps, Cleaner and Cosmetics:                            3.8%
        Clorox Co.                                                        2,300            137,094
        Colgate-Palmolive Co.                                             2,050            161,863
                                                                                           -------
                                                                                           298,957

Telecommunications:                                      9.7%
        American Telephone & Telegraph Co.                                2,400            111,375
        Ameritech Corp.                                                   3,800             80,275
        Bellsouth Corp.                                                   2,500             43,500
        Comsat Corp.                                                      2,000            185,000
        Pacific Telesis Group                                             2,600            194,750
        Sprint Corp.                                                      3,300            154,499
                                                                                           -------
                                                                                           769,399

Transportation:                                          2.0%
        Illinois Central Corp.                                            2,700             57,688
        PHH Corp.                                                         1,300            104,625
                                                                                           -------
                                                                                           162,313

        TOTAL COMMON STOCKS
           (Cost - $5,908,015)                          98.7%                            7,826,419


        TOTAL INVESTMENTS
           (Cost - $5,908,015)                          98.7%                            7,826,419

Excess of other assets over total liabilities            1.3%                              104,925


                            NET ASSETS                 100.0%                            7,931,344


Net assets are represented by:
  Value of accumulation units:
               897,517 units at $7.975 unit value                                        7,157,881

  Annuity reserves:
               96,984 units at $7.975 unit value                                           773,463

                                                                                         7,931,344

  * Non-income producing

See Notes to Financial Statements.

Fund B Statement of Operations

Period Ended October 4, 1995  (Unaudited)


INVESTMENT INCOME
  Income:
    Dividends                                                                    $160,722
    Interest                                                                        1,471
                                                                               ----------
                                                                                  162,193
Expenses
    Investment management services                                 $18,007
    Mortality and expense guarantees                                55,852         73,859
                                                                -----------
                NET INVESTMENT INCOME                                              88,334

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Net realized gain on investments                                282,721
    Increase in net unrealized appreciation of investments        1,581,592
                                                                -----------
            NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     1,864,313
                                                                              -----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $1,952,647
                                                                              ===========

Statement of Changes in Net Assets

                                                Period ended
                                                 October 4,     Year Ended
                                                    1995       December 31,
                                                (Unaudited)        1994
                                                ------------   ------------
Changes from operations:
    Net investment income                           $88,334       $119,852
    Net realized gain on investments                282,721        549,563
    Increase (decrease) in net unrealized
      appreciation of investments                 1,581,592       (747,573)
                                                 -----------   ------------

       NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS                1,952,647        (78,158)

Net decrease from equity transactions              (728,441)    (1,407,953)
                                                 -----------   ------------
              TOTAL INCREASE (DECREASE)
                IN NET ASSETS                     1,224,206     (1,486,111)

Net assets at beginning of period                 6,707,138      8,193,249
                                                 -----------   ------------

              NET ASSETS AT END OF PERIOD        $7,931,344     $6,707,138
                                                ============   ============

See Notes to Financial Statements.

Fund B Notes to Financial Statements - Unaudited

October 4, 1995



NOTE 1-ACCOUNTING POLICIES

The Fund: The Lincoln National Variable Annuity Fund B is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

Basis for Presentation: The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Investments: Security transactions are accounted for on the date the securities are purchased or sold. Stocks are valued at the closing sales prices for those traded on a national stock exchange and the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are stated at cost which approximates market. The cost of investments sold is determined using the specific identification method.

Federal Income Taxes: Operations of the Fund will form a part of, and be taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.


NOTE 2-INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the period ended October 4, 1995 amounted to $2,650,687 and $3,106,360 respectively. At October 4, 1995, the excess of other assets over total liabilities includes no amounts receivable from brokers for securities sold.


NOTE 3-EXPENSES AND SALES CHARGES

Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis).

No amounts were retained from the proceeds of the sale of annuity contracts by The Lincoln National Life Insurance Company, an affiliated underwriter, for sales and administrative charges.


NOTE 4-NET ASSETS

Net assets at October 4, 1995 consisted of the following:


  Equity transactions                                 ($8,628,191)
  Accumulated net investment income                     7,860,863
  Accumulated net realized gain on investments          6,780,268
  Net unrealized appreciation of investments            1,918,404
                                                   --------------
                                                       $7,931,344
                                                   ==============

NOTE 5--SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                                        Period Ended                          Year Ended December 31,
                                                 October 4, 1995 (Unaudited)                           1994
                                                 ---------------------------               -----------------------------
                                                   Units          Amount                      Units           Amount
                                                 ---------     -------------               -----------     -------------
Accumulation Units:
  Balance at beginning of year                    950,570       ($6,770,443)                1,151,371       ($5,521,042)
  Contract purchases                                1,073            35,941                    10,492            48,164
  Terminated contracts                            (54,126)         (397,691)                 (211,293)       (1,297,565)
                                                 ---------     -------------               -----------     -------------

    BALANCE AT END OF PERIOD                      897,517       ($7,132,193)                  950,570       ($6,770,443)
                                                 =========     =============               ===========     =============

Annuity Reserves:
  Balance at beginning of year                    145,778       ($1,129,307)                  171,412         ($970,755)
  Annuity payments                                (45,114)         (344,179)                  (27,474)         (169,808)
  Receipt of guarantee mortality adjustments       (3,680)          (22,512)                    1,840            11,256
                                                 ---------     -------------               -----------     -------------

    BALANCE AT END OF PERIOD                       96,984       ($1,495,998)                  145,778       ($1,129,307)
                                                 =========     =============               ===========     =============

NOTE 6--MERGER

Effective October 4, 1995, an Agreement and Plan of Reorganization was executed to merge the Lincoln National Variable Annuity Fund A ( Fund A ), a segregated investment account of The Lincoln National Life Insurance Company, into the Fund. The merger received approval of regulators and contract owners of the Fund and Fund A at a special meeting on August 1, 1995. The merger was accomplished by a tax-free exchange of 763,488 accumulation units and 82,501 annuity reserve units of Fund A for all of the 897,517 accumulation units and 96,984 annuity reserve units of the Fund outstanding on the date of exchange. The Fund's net assets at the merger date of $7,931,344, including unrealized appreciation on investments of $1,918,404, were combined with those of Fund A, whose net assets prior to the merger were $92,566,438.

NOTE 7--SUPPLEMENTAL INFORMATION - SELECTED PER UNIT DATA AND RATIOS

The following is selected financial data for an accumulation unit outstanding throughout each period/year:

                                        Period ending                   Year Ended December 31
                                       October 4, 1995
                                         (Unaudited)       1994       1993       1992       1991       1990
                                         -----------      -------    -------    -------    -------    -------
  Investment income                         $0.160        $0.181     $0.176     $0.179     $0.159     $0.128
  Expenses                                   0.087         0.082      0.079      0.072      0.067      0.056
                                         -----------      -------    -------    -------    -------    -------
  Net investment income                      0.073         0.099      0.097      0.107      0.092      0.072
  Net realized and unrealized
   gain/(loss) on investment                 1.784        (0.175)     0.454     (0.101)     1.224     (0.090)
                                         -----------      -------    -------    -------    -------    -------
  Increase (decrease) in
   accumulation unit value                   1.857        (0.076)     0.551      0.006      1.316     (0.018)
  Accumulation unit value at
   beginning of year                         6.118         6.194      5.643      5.637      4.321      4.339
                                         -----------      -------    -------    -------    -------    -------
ACCUMULATION UNIT VALUE AT
END OF PERIOD                               $7.975        $6.118     $6.194     $5.643     $5.637     $4.321
                                         ===========      =======    =======    =======    =======    =======
Ratio of expenses to average
 net assets                                   1.14%*        1.31%      1.32%      1.32%      1.32%      1.33%
Ratio of net investment income
 net assets to average assets                 2.09%*        1.59%      1.64%      1.96%      1.82%      1.69%
Portfolio Turnover Rate                      10.85%*       65.59%     64.70%     71.26%     38.71%     60.48%
Number of accumulation units
 outstanding at end of
 period (expressed in thousands)               898           951      1,151      1,333      1,428      1,623

* Ratios and portfolio turnover rate are NOT on an annualized basis.